SEGMENTED INFORMATION - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 115	$ 173	$ 799	$ 223
Property, plant and equipment, at fair value	30,714	29,025	27,096
Total assets	35,691	34,103
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	143	169
Property, plant and equipment, at fair value	21,688	20,728
Total assets	23,541	22,583
Total borrowings	9,281	8,989
Total liabilities	4,873	4,515
Additions to property, plant and equipment	340	172
Contribution from equity accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(89)	(81)
Property, plant and equipment, at fair value	(4,147)	(3,529)
Total assets	(2,872)	(2,483)
Total borrowings	(2,157)	(1,972)
Total liabilities	(715)	(511)
Additions to property, plant and equipment	(121)	(16)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	61	85
Property, plant and equipment, at fair value	13,173	11,826
Total assets	15,022	14,003
Total borrowings	3,880	3,701
Total liabilities	2,398	2,175
Additions to property, plant and equipment	144	145
As per IFRS Financials
Disclosure of operating segments [line items]
Cash and cash equivalents	115	173
Property, plant and equipment, at fair value	30,714	29,025
Total assets	35,691	34,103
Total borrowings	11,004	10,718
Total liabilities	6,556	6,179
Additions to property, plant and equipment	363	301
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	26,024	24,679	22,399
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	10	6
Property, plant and equipment, at fair value	11,488	11,498
Total assets	12,218	12,125
Total borrowings	3,070	2,995
Total liabilities	2,877	2,764
Additions to property, plant and equipment	112	96
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	7	37
Property, plant and equipment, at fair value	1,938	1,907
Total assets	2,126	2,105
Total borrowings	208	198
Total liabilities	148	150
Additions to property, plant and equipment	41	30
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	10	7
Property, plant and equipment, at fair value	1,773	1,609
Total assets	2,027	1,868
Total borrowings	449	419
Total liabilities	499	434
Additions to property, plant and equipment	13	7
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	4,258	3,860	3,803
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	18	30
Property, plant and equipment, at fair value	2,556	2,480
Total assets	2,705	2,554
Total borrowings	1,221	1,210
Total liabilities	597	536
Additions to property, plant and equipment	121	11
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	2	5
Property, plant and equipment, at fair value	368	348
Total assets	391	379
Total borrowings	71	75
Total liabilities	10	7
Additions to property, plant and equipment	3	0
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	21	29
Property, plant and equipment, at fair value	628	819
Total assets	692	939
Total borrowings	326	463
Total liabilities	100	124
Additions to property, plant and equipment	21	10
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	5	2
Property, plant and equipment, at fair value	187	36
Total assets	233	56
Total borrowings	124	31
Total liabilities	28	3
Additions to property, plant and equipment	0	0
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	197	228	$ 575
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	63	41
Property, plant and equipment, at fair value	2,018	1,354
Total assets	2,266	1,650
Total borrowings	1,470	1,021
Total liabilities	335	255
Additions to property, plant and equipment	0	9
Storage and Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	6	9
Property, plant and equipment, at fair value	732	686
Total assets	780	746
Total borrowings	235	249
Total liabilities	31	31
Additions to property, plant and equipment	26	3
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	1	3
Property, plant and equipment, at fair value	0	(9)
Total assets	103	161
Total borrowings	2,107	2,328
Total liabilities	248	211
Additions to property, plant and equipment	$ 3	$ 6